As filed with the Securities and Exchange Commission on September 28, 2016
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21169
NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman New York Intermediate Municipal Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2016
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited) 7/31/16

PRINCIPAL AMOUNT		VALUE	†
(000's omitted)		(000's omitted)

Municipal Notes (159.7%)

American Samoa (0.7%)
$500	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	$522

California (6.1%)
250	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/27	255	(a)(b)(c)
3,115	Corona-Norca Unified Sch. Dist. G.O. Cap. Appreciation (Election 2006), Ser. 2009-C, (AGM Insured), 0.00%, due 8/1/24	2,712
1,470	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/25 Pre-Refunded 9/1/19	1,654
		4,621
Georgia (0.7%)
500	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	521	(a)(b)(c)

Guam (3.1%)
1,135	Guam Gov't Hotel Occupancy Tax Rev., Ser. 2011-A, 5.50%, due 11/1/19	1,267
1,000	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25	1,114
		2,381
Illinois (1.6%)
175	Bartlett Sr. Lien Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007, 5.35%, due 1/1/17	177
1,000	Chicago G.O. Ref., Ser. 2003-B, 5.00%, due 1/1/23	1,046
		1,223
Louisiana (0.8%)
500	Louisiana St. Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/28	603	(a)

Nevada (1.6%)
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	1,188

New York (134.0%)
380	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/27	446	(a)
375	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/28	438	(a)
270	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/29	314	(a)
500	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park), Ser. 2015, 5.00%, due 11/15/27	589	(a)
500	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park), Ser. 2015, 5.00%, due 11/15/28	587	(a)
270	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College), Ser. 2014-A, 5.00%, due 6/1/26	335	(a)
225	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College), Ser. 2014-A, 5.00%, due 6/1/29	275	(a)
250	Build NYC Res. Corp. Ref. Rev. (Methodist Hosp. Proj.), Ser. 2014, 5.00%, due 7/1/22	298	(a)
500	Build NYC Res. Corp. Ref. Rev. (Methodist Hosp. Proj.), Ser. 2014, 5.00%, due 7/1/29	585	(a)
250	Build NYC Res. Corp. Ref. Rev. (New York Law Sch. Proj.), Ser. 2016, 4.00%, due 7/1/45	261	(a)
155	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/26	192	(a)
125	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/27	153	(a)
195	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/28	238	(a)
220	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/29	267	(a)
325	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/30	393	(a)
565	Build NYC Res. Corp. Rev., Ser. 2014, 5.00%, due 11/1/24	647	(a)
500	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. Int'l Cultures), Ser. 2013-A, 3.88%, due 4/15/23	518	(a)
180	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014, 3.75%, due 1/1/20	187	(a)(b)
200	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014, 4.50%, due 1/1/25	227	(a)(b)
1,000	Dutchess Co. Local Dev. Corp. Rev. (Marist College Proj.), Ser. 2012-A, 5.00%, due 7/1/21	1,187	(a)
1,050	Erie Co. IDA Sch. Fac. Rev. (Buffalo City Sch. Dist.), Ser. 2009-A, 5.25%, due 5/1/25	1,181
1,270	Geneva Dev. Corp. Rev. (Hobart & William Smith College Proj.), Ser. 2012, 5.00%, due 9/1/21	1,504	(a)
1,500	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2009, 5.75%, due 7/1/23	1,717	(a)
580	Islip, G.O., Ser. 2012, 3.00%, due 8/1/25	623
755	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond), Ser. 2014, 4.75%, due 1/1/20	757	(a)(b)
1,050	Long Island Pwr. Au. Elec. Sys. Gen. Rev., Ser. 2006-E, (BHAC Insured), 5.00%, due 12/1/21	1,065
300	Monroe Co. Ind. Dev. Corp. Rev. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%, due 1/15/29	358	(a)
500	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 5.00%, due 10/1/24	596	(a)
500	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 5.00%, due 10/1/25	593	(a)
250	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 4.00%, due 10/1/26	273	(a)
1,120	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2012-A, 5.00%, due 6/1/23	1,317	(a)
210	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2012-A, 5.00%, due 6/1/25	244	(a)
1,265	Montgomery Co. Cap. Res. Corp. Lease Ref. Rev. (HFM Boces Proj.), Ser. 2014, (MAC Insured), 5.00%, due 9/1/27	1,568
2,000	Nassau Co. G.O. (Gen. Imp. Bonds), Ser. 2013-B, 5.00%, due 4/1/28	2,418
500	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 5.00%, due 7/1/23	606	(a)
1,000	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 5.00%, due 7/1/27	1,200	(a)
950	New York City G.O., Ser. 2009-B, 5.00%, due 8/1/22	1,069
1,000	New York City G.O., Ser. 2009-E, 5.00%, due 8/1/21	1,122
490	New York City IDA Civic Fac. Rev. (Vaughn College Aeronautics & Technology), Ser. 2006-A, 5.00%, due 12/1/28	495	(a)
100	New York City IDA Civic Fac. Rev. (Vaughn College Aeronautics & Technology), Ser. 2006-B, 5.25%, due 12/1/36	101	(a)
500	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014, 5.38%, due 11/15/40	588	(a)(b)
2,000	New York Liberty Dev. Corp. Rev. (Goldman Sachs Headquarters), Ser. 2005, 5.25%, due 10/1/35	2,712	(a)
660	New York Liberty Dev. Corp. Rev. (Nat'l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	0	(c)(d)(e)
3,000	New York St. Dorm. Au. Ref. Rev. (North Gen. Hosp. Proj.), Ser. 2003, 5.75%, due 2/15/17	3,012	(a)
1,815	New York St. Dorm. Au. Ref. Rev. Non St. Supported Debt (Pratt Institute), Ser. 2015-A, 3.00%, due 7/1/27	1,949	(a)
780	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013, 4.63%, due 7/1/25	897	(a)
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Manhattan Marymount College), Ser. 2009, 5.00%, due 7/1/24	552	(a)
900	New York St. Dorm. Au. Rev. Non St. Supported Debt (Montefiore Med. Ctr.), Ser. 2008, (FHA Insured), 5.00%, due 8/1/21	947	(a)
1,595	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mount Sinai Sch. of Medicine), Ser. 2009, 5.25%, due 7/1/24 Pre-Refunded 7/1/19	1,804	(a)
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 4.38%, due 5/1/26	2,199	(a)
675	New York St. Dorm. Au. Rev. Non St. Supported Debt (NYU Hosp. Ctr.), Ser. 2007-B, 5.25%, due 7/1/24 Pre-Refunded 7/1/17	704	(a)
1,375	New York St. Dorm. Au. Rev. Non St. Supported Debt (Rochester Institute of Technology), Ser. 2012, 4.00%, due 7/1/28	1,544	(a)
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. John's Univ.), Ser. 2007-C, (National Public Finance Guarantee Corp. Insured), 5.25%, due 7/1/19	2,254	(a)
600	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Joseph's College), Ser. 2010, 5.25%, due 7/1/25	619	(a)
460	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/26	496	(a)
470	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/27	503	(a)
200	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/28	213	(a)
275	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.13%, due 1/1/29	293	(a)
1,350	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	1,642
2,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev., Ser. 2012-A, 5.00%, due 12/15/26	2,455
1,500	New York St. Env. Fac. Corp. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2004-A, 2.75%, due 7/1/17	1,526	(a)
2,000	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking), Ser. 2012-A, 4.00%, due 6/15/26	2,292
1,615	New York St. HFA Rev. (Affordable Hsg.), Ser. 2009-B, 4.50%, due 11/1/29	1,721
960	New York St. HFA Rev. (Affordable Hsg.), Ser. 2012-F, (SONYMA Insured), 3.05%, due 11/1/27	1,004
1,045	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/27	1,113
1,230	New York St. Muni. Bond Bank Agcy., Subser. 2009-B1, 5.00%, due 12/15/23	1,407
1,295	New York St. Muni. Bond Bank Agcy., Subser. 2009-B1, 5.00%, due 12/15/24	1,480
1,000	New York St. Thruway Au. Second Gen. Hwy. & Bridge Trust Fund Bonds, Ser. 2007-B, 5.00%, due 4/1/20 Pre-Refunded 10/1/17	1,052
1,090	New York St. Thruway Au. Second Gen. Hwy. & Bridge Trust Fund Bonds, Ser. 2009-B, 5.00%, due 4/1/19	1,215
1,500	New York St. Trans. Dev. Corp. Spec. Fac. Ref. Rev. (American Airlines, Inc.-John F Kennedy Int'l Arpt. Proj.), Ser. 2016, 5.00%, due 8/1/31	1,642	(a)
1,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Laguardia Arpt. Term B Redev. Proj.), Ser. 2016-A, 4.00%, due 7/1/41	1,045	(a)
1,250	New York St. Urban Dev. Corp. Ref. Rev., Ser. 2008-D, 5.25%, due 1/1/20	1,390
665	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2008-A-1, 5.00%, due 12/15/23 Pre-Refunded 12/15/17	706
300	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2008-A-1, 5.00%, due 12/15/23	318
785	Newburgh, G.O., Ser. 2012-A, 5.00%, due 6/15/22	930
900	Niagara Area Dev. Corp. Rev. (Covanta Energy Proj.), Ser. 2012, 4.00%, due 11/1/24	923	(a)(b)
640	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/25	747	(a)
300	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/26	348	(a)
1,100	Niagara Falls City Sch. Dist. Ref. Cert. Participation (High Sch. Fac.), Ser. 2015, (AGM Insured), 4.00%, due 6/15/26	1,256
1,010	Onondaga Civic Dev. Corp. Ref. Rev., Ser. 2015, 5.00%, due 10/1/29	1,219	(a)
500	Onondaga Civic Dev. Corp. Rev. (St. Josephs Hosp. Hlth. Ctr. Proj.), Ser. 2014-A, 5.00%, due 7/1/25 Pre-Refunded 7/1/19	564	(a)
1,000	Onondaga Co. Trust Cultural Res. Rev. (Syracuse Univ. Proj.), Ser. 2010-B, 5.00%, due 12/1/19	1,139	(a)
1,500	Oyster Bay, G.O., Ser. 2014, (AGM Insured), 3.25%, due 8/1/21	1,581
300	Oyster Bay, G.O., Ser. 2016, 3.75%, due 3/31/17	303
3,000	Port Au. New York & New Jersey Cons. Bonds, Ser. 2012-175, 3.00%, due 12/1/27	3,212
750	Rensselaer City Sch. Dist. Cert. Participation, Ser. 2006, (XLCA Insured), 5.00%, due 6/1/26	751
1,500	Rockland Co. G.O. (Pub. Imp. ), Ser. 2014-C, (AGM Insured), 4.00%, due 5/1/21	1,675
1,000	Saratoga Co. IDA Civic Fac. Rev. (Saratoga Hosp. Proj.), Ser. 2007-B, 5.00%, due 12/1/22	1,060	(a)
1,410	St. Lawrence Co. IDA Civic Dev. Corp. Rev. (St. Lawrence Univ. Proj.), Ser. 2012, 5.00%, due 7/1/28	1,673	(a)
1,980	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 5.00%, due 11/1/25	2,336
885	Tender Option Bond Trust Receipts/Certs. Var. Sts. (Floaters), Ser. 2008-XF0288, (LOC: JP Morgan Chase), 0.44%, due 7/1/30	885	(b)(f)
190	Triborough Bridge & Tunnel Au. Oblig., Ser. 1998-A, (National Public Finance Guarantee Corp. Insured), 4.75%, due 1/1/24	202
1,000	Triborough Bridge & Tunnel Au. Rev., Subser. 2008-D, 5.00%, due 11/15/23 Pre-Refunded 11/15/18	1,098
765	Triborough Bridge & Tunnel Au. Rev., Subser. 2008-D, 5.00%, due 11/15/23	839
1,405	United Nations Dev. Corp. Rev., Ser. 2009-A, 5.00%, due 7/1/22	1,572
3,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	3,737
1,000	Westchester Co. Local Dev. Corp. Ref. Rev. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/30	1,046	(a)(b)
825	Westchester Co. Local Dev. Corp. Ref. Rev. (Westchester Med. Ctr.), Ser. 2016, 5.00%, due 11/1/30	995	(a)
1,350	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	1,548	(a)
		101,877
Ohio (0.6%)
500	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/47	495

Pennsylvania (3.1%)
285	Pennsylvania St. Turnpike Commission Rev., Ser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	347
1,715	Pennsylvania St. Turnpike Commission Rev., Ser. 2010-B2, 6.00%, due 12/1/34	2,049
		2,396
Puerto Rico (5.6%)
2,000	Puerto Rico Commonwealth Ref. G.O. (Pub. Imp.), Ser. 2001-A, (National Public Finance Guarantee Corp. Insured), 5.50%, due 7/1/20	2,145
2,100	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Bristol-Myers Squibb Proj.), Ser. 2000, 0.99%, due 12/1/30	2,100	(a)(f)
		4,245

Texas (0.5%)
400	Mission Econ. Dev. Corp. Wtr. Sply. Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/45	412	(a)(b)(c)

Virgin Islands (1.3%)
250	Virgin Islands Pub. Fin. Au. Rev., Ser. 2014-A, 5.00%, due 10/1/24	251
500	Virgin Islands Pub. Fin. Au. Rev., Ser. 2014-A, 5.00%, due 10/1/29	499
200	Virgin Islands Pub. Fin. Au. Rev. (Matching Fund Loan-Diageo), Ser. 2009-A, 6.63%, due 10/1/29	211
		961

	Total Municipal Notes (Cost $112,257)	121,445

UNITS

Liquidating Trust - Real Estate (2.3%)
600	CMS Liquidating Trust (Cost $3,105)	1,747	*(g)#

	Total Investments (162.0%) (Cost $115,362)	123,192	##

	Other Assets Less Liabilities (1.5%)	1,159

	Liquidation Value of Variable Rate Municipal Term Preferred Shares [(63.5%)]	(48,300)

	Net Assets Applicable to Common Stockholders (100.0%)	$76,051

*	Non-income producing security.
(a)	Security is guaranteed by the corporate or non-profit obligor.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $5,801,000 or 7.6% of net assets applicable to common stockholders for the Fund. Securities denoted with (b) but without (c) have been deemed by the investment manager to be liquid.

(c)	Illiquid security.
(d)	Defaulted security.
(e)	Amount less than one thousand.
(f)	Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.
(g)
Security fair valued as of 7/31/2016 in accordance with procedures approved by the Fund’s Board of Directors (“Board”). Total value of all such securities at 7/31/2016 amounted to approximately $1,747,000, which represents 2.3% of net assets applicable to common stockholders.

See Notes to Schedule of Investments

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Municipal Notes(a)	$—	$121,445	$—	$121,445
Liquidating Trust-Real Estate	—	—	1,747	1,747
Total Investments	$—	$121,445	$1,747	$123,192

(a) The Schedule of Investments provides a categorization by state for the portfolio.

(b) The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:
(000’s omitted) Investments in Securities:	Beginning balance, as of 11/1/2015	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 7/31/2016	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2016
Units
Liquidating Trust—Real Estate	$1,731	$—	$—	$16	$—	$—	$—	$—	$1,747	$16
Total	$1,731	$—	$—	$16	$—	$—	$—	$—	$1,747	$16

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2016.

Asset class	Fair value at 7/31/2016	Valuation techniques	Unobservable input	Range per unit	Input value per unit	Impact to valuation from decrease in input
Units	$1,747,200	Income Approach	Appraised value	$2,685-$2,974	$2,974	Increase

As of the period ended July 31, 2016, no securities were transferred from one level (as of October 31, 2015) to another.

#	These securities have been deemed by the investment manager to be illiquid, and are restricted securities subject to restrictions on resale.

At 7/31/2016, these securities amounted to approximately $1,747,000, which represents 2.3% of net assets applicable to common stockholders of the Fund.
(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Stockholders as of Acquisition Date	Value as of 7/31/16	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 7/31/16
	CMS Liquidating Trust	11/21/2012	$3,105	4.0%	$1,747	2.3%

July 31, 2016

 Notes to Schedule of Investments (Unaudited)

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman California Intermediate Municipal Fund Inc. (“California”), Neuberger Berman Intermediate Municipal Fund Inc. (“Intermediate”) and Neuberger Berman New York Intermediate Municipal Fund Inc. (“New York”) (each individually a “Fund” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in municipal securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal securities and units include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

##	At July 31, 2016, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California	$132,204	$13,907	$105	$13,802
Intermediate	433,555	56,176	2,226	53,950
New York	115,451	9,872	2,131	7,741

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent stockholder reports.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman New York Intermediate Municipal Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 28, 2016

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  September 28, 2016